Debt - Additional Information (Detail)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 08, 2021 USD ($)	Oct. 22, 2020 USD ($) day	Dec. 31, 2020 USD ($) draw note	May 31, 2020 USD ($)	Oct. 31, 2019 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) day	Dec. 31, 2020 USD ($) note	Dec. 31, 2019 USD ($)	Jan. 03, 2020 USD ($)	Nov. 22, 2010 USD ($) day
Debt Instrument [Line Items]
Number of days audited financials are to be delivered to lender | day		210								210
Debt, non-current						$ 14,695,000		$ 14,695,000		$ 15,430,000
Repayment of long term line of credit								0	$ 257,454,000	257,454,000	$ 150,000,000	$ 0
Loss on extinguishment of debt	$ 10,000,000					$ 0	$ 0	$ 0	$ 10,018,000	$ 10,018,000	0	$ 3,040,000
London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable interest rate								9.05%		9.05%
Line of Credit
Debt Instrument [Line Items]
Debt, non-current			$ 250,000,000							$ 0	250,000,000		$ 250,000,000
Term loan | Mississippi
Debt Instrument [Line Items]
Debt Instrument face amount														$ 40,000,000
Number of semi-annual installments | day														24
Amended and restated term loan
Debt Instrument [Line Items]
Debt instrument semi annual payments		$ 700,000
Revolving debt facility
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity					$ 200,000,000
Proceeds from line of credit				$ 100,000,000	$ 150,000,000
Repayment of long term line of credit	276,800,000
Repayment of interest due on the notes	26,800,000
Loss on extinguishment of debt	$ 10,000,000
Amended revolving debt facility
Debt Instrument [Line Items]
Debt Instrument face amount			$ 37,500,000								$ 37,500,000
Amended revolving debt facility | 13 Weekly Draw
Debt Instrument [Line Items]
Number of draws | draw			13
Proceeds from previous weekly draw			$ 2,900,000
Amended revolving debt facility | 4 Weekly Draw
Debt Instrument [Line Items]
Number of notes | note			4								4
Proceeds from previous weekly draw			$ 9,400,000
Minimum | Revolving debt facility
Debt Instrument [Line Items]
Maturity dates					8 days
Maximum | Revolving debt facility
Debt Instrument [Line Items]
Maturity dates					364 days